Investment Instruments - Detail of Investment Instruments Measured at FVOCI (Detail) - CLP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Financial instruments at fair value through other comprehensive income	$ 3,735,290	$ 3,660,450
Financial instruments at amortized cost	1,013,943	187,455
Total	4,749,233	3,847,905
Debt And Equity Instrument [Member]
Disclosure of financial assets [line items]
Financial instruments at fair value through other comprehensive income	3,735,290	3,660,450
Financial instruments at amortized cost	1,013,943	187,455
Total	4,749,233	3,847,905
Debt Instrument [Member]
Disclosure of financial assets [line items]
Financial instruments at fair value through other comprehensive income	3,725,425	3,650,044
Financial instruments at amortized cost	1,013,943	187,455
Total	4,739,368	3,837,499
Equity Instrument [Member]
Disclosure of financial assets [line items]
Financial instruments at fair value through other comprehensive income	9,865	10,406
Total	$ 9,865	$ 10,406